TRADE PAYABLES	12 Months Ended
Dec. 31, 2017
Trade and other current payables [abstract]
TRADE PAYABLES
Note 12: -	Trade Payables
	December 31,
	2017	2016
	In thousands

Open debts mainly in USD	$11,246	$11,187
Open debts in NIS	6,789	5,038

	18,035	16,225
Notes payable	1	52

	$18,036	$16,277